Segment information (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018
Disclosure of operating segments [line items]
Revenues		$ 121,256		$ 110,741		$ 93,266
Costs		(83,971)		(75,384)		(62,078)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		2,827		2,305		1,674
Changes in the net realizable value of agricultural products after harvest		657		(43)		532
Gross profit / (loss)		40,769		37,619		33,394
Gain from disposal of farmlands		838		665		18,971
Net gain from fair value adjustments of investment properties		30,992		(37,746)		1,656
General and administrative expenses		(12,267)		(12,152)		(10,876)
Selling expenses		16,348		13,976		13,489
Impairment of associates		(2,470)
Other operating results, net		2,770		1,101		3,657
Management fees		(211)				(1,456)
Profit / (loss) from operations		44,073		(24,489)		31,857
Share of profit / (loss) of associates and joint ventures		8,662		(7,328)		(3,452)
Segment profit / (loss)		52,735		(31,817)		28,405
Reportable assets		686,940		726,034		797,044
Reportable liabilities		(564,787)		(598,833)		(620,590)
Net reportable assets		122,153		127,201		176,454
Discontinued Operations [Member]
Disclosure of operating segments [line items]
Revenues			[1]		[1]
Costs			[1]		[1]
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest			[1]		[1]
Changes in the net realizable value of agricultural products after harvest			[1]		[1]
Gross profit / (loss)			[1]		[1]		[2]
Gain from disposal of farmlands			[1]		[1]
Net gain from fair value adjustments of investment properties
General and administrative expenses			[1]		[1]
Selling expenses
Impairment of associates	[1]
Other operating results, net			[1]		[1]		[2]
Management fees			[1]		[1]
Profit / (loss) from operations			[1]		[1]		[2]
Share of profit / (loss) of associates and joint ventures			[1]		[1]		[2]
Segment profit / (loss)			[1]		[1]		[2]
Reportable assets			[1]		[1]
Reportable liabilities			[1]		[1]
Net reportable assets			[1]		[1]
Joint Ventures [Member]
Disclosure of operating segments [line items]
Revenues	[3]	(60)		(93)		(111)
Costs	[3]	(53)		(67)		(69)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[3]					4
Changes in the net realizable value of agricultural products after harvest	[3]
Gross profit / (loss)	[3]	(7)		(26)		(38)
Gain from disposal of farmlands	[3]					(1,054)
Net gain from fair value adjustments of investment properties		(263)		839
General and administrative expenses	[3]	15		17		40
Selling expenses		(19)		(7)		(16)
Impairment of associates	[3]
Other operating results, net	[3]	18		193		42
Management fees	[3]
Profit / (loss) from operations	[3]	(218)		1,030		(994)
Share of profit / (loss) of associates and joint ventures	[3]	169		(1,006)		1,160
Segment profit / (loss)	[3]	(49)		24		166
Reportable assets	[3]	(671)		(592)		592
Reportable liabilities	[3]
Net reportable assets	[3]	(671)		(592)		592
Total [Member]
Disclosure of operating segments [line items]
Revenues		119,034		107,654		89,322
Costs		(81,334)		(71,792)		(57,853)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest		2,623		2,035		1,530
Changes in the net realizable value of agricultural products after harvest		657		(43)		532
Gross profit / (loss)		40,980		37,854		33,531
Gain from disposal of farmlands		838		665		20,025
Net gain from fair value adjustments of investment properties		31,255		(38,585)		1,656
General and administrative expenses		(12,333)		(12,224)		(10,949)
Selling expenses		16,386		13,994		13,518
Impairment of associates		(2,470)
Other operating results, net		2,741		902		3,621
Management fees
Profit / (loss) from operations		44,625		(25,382)		34,366
Share of profit / (loss) of associates and joint ventures		8,473		(6,322)		(4,612)
Segment profit / (loss)		53,098		(31,704)		29,754
Reportable assets		646,324		681,879		747,269
Reportable liabilities		(403,184)		(461,015)		(479,056)
Net reportable assets		243,140		220,864		268,213
Adjustment [Member]
Disclosure of operating segments [line items]
Revenues		3,100		3,706		4,387
Costs		(3,230)		(3,855)		(4,445)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)	[4]	(130)		(149)		(58)
Gain from disposal of farmlands
Net gain from fair value adjustments of investment properties
General and administrative expenses
Selling expenses
Impairment of associates
Other operating results, net	[4]	17		17		(2)
Management fees		(211)				(1,456)
Profit / (loss) from operations	[4]	(324)		(132)		(1,516)
Share of profit / (loss) of associates and joint ventures	[4]
Segment profit / (loss)	[4]	(324)		(132)		(1,516)
Reportable assets
Reportable liabilities
Net reportable assets
Elimination Of Inter-segment Transactions And Non-reportable Assets / Liabilities [Member]
Disclosure of operating segments [line items]
Revenues	[5]	(818)		(526)		(332)
Costs	[5]	540		196		151
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[5]	204		270		140
Changes in the net realizable value of agricultural products after harvest	[5]
Gross profit / (loss)	[5]	(74)		(60)		(41)
Gain from disposal of farmlands	[5]
Net gain from fair value adjustments of investment properties
General and administrative expenses	[5]	51		55		33
Selling expenses		(19)		(11)		(13)
Impairment of associates	[5]
Other operating results, net	[5]	(6)		(11)		(4)
Management fees	[5]
Profit / (loss) from operations	[5]	(10)		(5)		1
Share of profit / (loss) of associates and joint ventures	[5]	20
Segment profit / (loss)	[5]	10		(5)		1
Reportable assets	[5]	41,287		44,747		49,183
Reportable liabilities	[5]	(161,603)		(137,818)		(141,534)
Net reportable assets	[5]	(120,316)		(93,071)		(92,351)
Israel | Total [Member]
Disclosure of operating segments [line items]
Costs		(56,296)		(52,426)		(41,935)
Gross profit / (loss)		25,341		21,111		18,122
General and administrative expenses		(8,764)		(8,031)		(7,233)
Other operating results, net		1,127		742		2,136
Profit / (loss) from operations		(299)		3,522		2,386
Agricultural Business [Member]
Disclosure of operating segments [line items]
Revenues	[3]	26,259		19,061		15,393
Costs	[3]	(22,283)		(16,165)		(13,096)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	[3]	2,623		2,035		1,530
Changes in the net realizable value of agricultural products after harvest	[3]	657		(43)		532
Gross profit / (loss)	[3]	7,256		4,888		4,359
Gain from disposal of farmlands	[3]	838		665		216
Net gain from fair value adjustments of investment properties		780				1,656
General and administrative expenses	[3]	(1,419)		(1,525)		(1,381)
Selling expenses		2,610		1,717		1,753
Impairment of associates	[3]
Other operating results, net	[3]	1,662		819		1,541
Management fees	[3]
Profit / (loss) from operations	[3]	6,507		3,130		4,638
Share of profit / (loss) of associates and joint ventures	[3]	127		11		37
Segment profit / (loss)	[3]	6,634		3,141		4,675
Reportable assets	[3]	37,070		34,597		30,755
Reportable liabilities	[3]
Net reportable assets	[3]	37,070		34,597		30,755
Urban Properties And Investments Business [Member] | Operations Center in Argentina [Member]
Disclosure of operating segments [line items]
Revenues		11,138		15,056		13,872
Costs		(2,755)		(3,201)		(2,822)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)		8,383		11,855		11,050
Gain from disposal of farmlands						19,809
Net gain from fair value adjustments of investment properties		33,464		(39,477)
General and administrative expenses		(2,150)		(2,668)		(2,335)
Selling expenses		1,232		1,085		1,126
Impairment of associates
Other operating results, net		(48)		(659)		(56)
Management fees
Profit / (loss) from operations		38,417		(32,034)		27,342
Share of profit / (loss) of associates and joint ventures		7,047		(6,183)		(4,227)
Segment profit / (loss)		45,464		(38,217)		23,115
Reportable assets		157,987		111,717		152,860
Reportable liabilities
Net reportable assets		157,987		111,717		152,860
Urban Properties And Investments Business [Member] | Israel
Disclosure of operating segments [line items]
Revenues		81,637		73,537		60,057
Costs		(56,296)		(52,426)		(41,935)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)		25,341		21,111		18,122
Gain from disposal of farmlands
Net gain from fair value adjustments of investment properties		(2,989)		892
General and administrative expenses		(8,764)		(8,031)		(7,233)
Selling expenses		12,544		11,192		10,639
Impairment of associates		(2,470)
Other operating results, net		1,127		742		2,136
Management fees
Profit / (loss) from operations		(299)		3,522		2,386
Share of profit / (loss) of associates and joint ventures		1,299		(150)		(422)
Segment profit / (loss)		1,000		3,372		1,964
Reportable assets		451,267		535,565		563,654
Reportable liabilities		(403,184)		(461,015)		(479,056)
Net reportable assets		48,083		74,550		84,598
Subtotal [Member]
Disclosure of operating segments [line items]
Revenues		92,775		88,593		73,929
Costs		(59,051)		(55,627)		(44,757)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest
Changes in the net realizable value of agricultural products after harvest
Gross profit / (loss)		33,724		32,966		29,172
Gain from disposal of farmlands						19,809
Net gain from fair value adjustments of investment properties		30,475		(38,585)
General and administrative expenses		(10,914)		(10,699)		(9,568)
Selling expenses		13,776		12,277		11,765
Impairment of associates		(2,470)
Other operating results, net		1,079		83		2,080
Management fees
Profit / (loss) from operations		38,118		(28,512)		29,728
Share of profit / (loss) of associates and joint ventures		8,346		(6,333)		(4,649)
Segment profit / (loss)		46,464		(34,845)		25,079
Reportable assets		609,254		647,282		716,514
Reportable liabilities		(403,184)		(461,015)		(479,056)
Net reportable assets		$ 206,070		$ 186,267		$ 237,458

[1]	Includes Ps. (130), Ps. (149) and Ps. (58) corresponding to Expenses and FPC and Ps. 0, Ps. (336) and Ps. (1,456) to management fees, as of June 30, 2020 and 2018, respectively.
[2]	Corresponds to Shufersal's deconsolidation, the Group lost control in June 2018. See Note 4.(p).
[3]	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
[4]	Includes Ps. (104), Ps. (41) and Ps. (56) corresponding to Expenses and FPC and Ps. 0, Ps. (1,019) and Ps. (433) to management fees, as of June 30, 2019, 2018 and 2017, respectively.
[5]	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 17, Ps. 8,658 and Ps. 5,453, as of June 30, 2020, 2019 and 2018, respectively.